Related-party Transactions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	$ 576	$ 0
Due from Related Parties, Current	$ 7,150	$ 0